TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Jun. 30, 2022
Trade and other payables [abstract]
Disclosure of detailed information of trade and other payables explanatory [table text block]
Amounts in R million Note 2022 2021
Trade payables and accruals 429.1 352.9
Value Added Tax 0.2 4.5
Accrued leave pay 55.7 53.2
Accrual for short term performance based incentives 87.5 74.2
Payroll accruals 25.9 25.0
598.4 509.8
Interest relating to trade payables and accruals included in profit or loss (1.8) (1.8)
RELATED PARTY

BALANCES
Trade payables and accruals include the following amounts payable to related parties:
Sibanye-Stillwater 25.8 12.0
Rand Refinery - 0.6